Fees Summary	Mar. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 697,000
Previously Paid Amount	0.00
Total Fee Amount	106.71
Total Offset Amount	0.00
Net Fee	106.71
Narrative - Max Aggregate Offering Price	$ 697,000
Final Prospectus	true